DESCRIPTION OF PLAN - Notes Receivable from Participants (Details) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 USD ($)
PLAN TERMINATION
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Loan term	5 years
Minimum
PLAN TERMINATION
Interest rate for participants loans	2.49%
Maximum
PLAN TERMINATION
Interest rate for participants loans	6.24%